Share-based payments (Details 1) - Options [Member] - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average share price (SEK)	kr 0.6248	kr 0.8471
Weighted average exercise price (SEK)	kr 0.7154	kr 1.0054
Expected volatility	35.00%	35.00%
Expected life	1 year	4 years
Risk-free interest rate	3.70%
Top Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		4.40%
Bottom Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		4.70%